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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Growth Opportunities Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 28, 2011 (Unaudited)

Shares		Value
COMMON STOCK: 93.6%
	Consumer Discretionary: 6.9%
96,600	American Eagle Outfitters	$1,482,810
113,100	Comcast Corp. — Class A	2,913,456
38,400	Garmin Ltd.	1,303,680
96,082	Regal Entertainment Group	1,435,465
151,900	Yellow Media, Inc.	870,859
		8,006,270
	Consumer Staples: 8.9%
56,600	Altria Group, Inc.	1,435,942
17,800	Kimberly-Clark Corp.	1,173,020
34,500	Molson Coors Brewing Co.	1,577,685
16,300	PepsiCo, Inc.	1,033,746
49,700	Procter & Gamble Co.	3,133,585
37,200	Wal-Mart Stores, Inc.	1,933,656
		10,287,634
	Energy: 13.5%
50,800	Chevron Corp.	5,270,500
43,500	ConocoPhillips	3,387,345
8,600	Diamond Offshore Drilling	672,778
47,900	ExxonMobil Corp.	4,096,887
84,558	Pengrowth Energy Corp.	1,089,953
15,900	Royal Dutch Shell PLC ADR - Class A	1,148,775
		15,666,238
	Financials: 24.3%
59,400	AllianceBernstein Holding LP	1,351,944
27,100	Ameriprise Financial, Inc.	1,715,972
37,000	Axis Capital Holdings Ltd.	1,343,840
125,460	Bank of America Corp.	1,792,823
24,700	Bank of Hawaii Corp.	1,164,852
49,400	BB&T Corp.	1,363,440
99,800	Blackstone Group LP	1,776,440
18,700	Cullen/Frost Bankers, Inc.	1,095,072
91,100	First Niagara Financial Group, Inc.	1,319,128
99,700	JPMorgan Chase & Co.	4,654,993
15,432	NYSE Euronext	570,984
99,000	People’s United Financial, Inc.	1,304,820
18,800	Prudential Financial, Inc.	1,237,604
31,500	Sun Life Financial, Inc.	1,046,271
27,400	Travelers Cos., Inc.	1,642,082
61,200	US Bancorp.	1,697,076
51,900	Wells Fargo & Co.	1,674,294
63,600	XL Group PLC	1,485,060
		28,236,695
	Health Care: 12.5%
47,000	Cardinal Health, Inc.	1,957,080
31,100	Eli Lilly & Co.	1,074,816
40,100	Johnson & Johnson	2,463,744
39,800	Medtronic, Inc.	1,588,816
86,500	Merck & Co., Inc.	2,817,305
239,800	Pfizer, Inc.	4,613,752
		14,515,513
	Industrials: 7.0%
224,400	General Electric Co.	4,694,448
54,000	Harsco Corp.	1,845,180
36,100	Tyco International Ltd.	1,636,774
		8,176,402
	Information Technology: 4.8%
96,700	Intel Corp.	2,076,149
113,100	Microsoft Corp.	3,006,198
78,700	United Online, Inc.	472,987
		5,555,334
	Materials: 2.6%
30,300	EI Du Pont de Nemours & Co.	1,662,561
36,900	Sonoco Products Co.	1,331,352
		2,993,913
	Telecommunication Services: 5.8%
40,800	AT&T, Inc.	1,157,904
202,400	Qwest Communications International, Inc.	1,380,368
86,600	Verizon Communications, Inc.	3,197,272
82,900	Windstream Corp.	1,039,566
		6,775,110
	Utilities: 7.3%
51,000	Atmos Energy Corp.	1,724,820

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Utilities (continued)
96,300		CenterPoint Energy, Inc.		$1,527,318
27,800		DTE Energy Co.		1,308,824
78,700		Great Plains Energy, Inc.		1,511,040
19,700		Laclede Group, Inc.		766,133
49,300		UGI Corp.		1,572,177
				8,410,312
		Total Common Stock
		(Cost $93,215,648)		108,623,421
REAL ESTATE INVESTMENT TRUSTS: 2.9%
		Financials: 2.9%
23,500		Entertainment Properties Trust		1,120,245
128,900		MFA Mortgage Investments, Inc.		1,091,783
45,900		Weingarten Realty Investors		1,187,433
		Total Real Estate Investment Trusts
		(Cost $2,848,447)		3,399,461
		Total Long-Term Investments
		(Cost $96,064,095)		112,022,882
SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
3,487,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		3,487,000
		Total Short-Term Investments
		(Cost $3,487,000)		3,487,000
		Total Investments in Securities
		(Cost $99,551,095)*	99.5%	$115,509,882
		Other Assets and Liabilities - Net	0.5	594,125
		Net Assets	100.0%	$116,104,007

	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $99,650,297.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,418,321
		Gross Unrealized Depreciation		(558,736)
		Net Unrealized Appreciation		$15,859,585

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$108,623,421	$—	$—	$108,623,421
Real Estate Investment Trusts	3,399,461	—	—	3,399,461
Short-Term Investments	3,487,000	—	—	3,487,000
Total Investments, at value	$115,509,882	$—	$—	$115,509,882

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Consumer Discretionary: 14.5%
21,589	@, L	Bed Bath & Beyond, Inc.	$1,039,510
11,810		Coach, Inc.	648,605
37,810	@	DIRECTV	1,738,126
25,280		Harley-Davidson, Inc.	1,031,930
10,661	@	Liberty Media Corp. - Starz	748,402
14,480		Marriott International, Inc.	567,761
43,750	@	OfficeMax, Inc.	601,125
7,390	@	Panera Bread Co.	862,783
2,070	@	Priceline.com, Inc.	939,532
61,240		Regal Entertainment Group	914,926
28,100		Starbucks Corp.	926,738
33,731		Wyndham Worldwide Corp.	1,055,106
			11,074,544
		Consumer Staples: 7.7%
44,910		Coca-Cola Enterprises, Inc.	1,181,133
23,020		Hershey Co.	1,204,406
30,687		Philip Morris International, Inc.	1,926,530
23,127		Wal-Mart Stores, Inc.	1,202,141
6,602		Whole Foods Market, Inc.	386,613
			5,900,823
		Energy: 10.9%
13,920	@, L	Alpha Natural Resources, Inc.	754,742
27,580		Arch Coal, Inc.	924,757
42,750		ExxonMobil Corp.	3,656,408
24,080	@	McMoRan Exploration Co.	421,400
10,590		National Oilwell Varco, Inc.	842,646
16,210		Range Resources Corp.	880,203
13,380	@	Whiting Petroleum Corp.	874,249
			8,354,405
		Financials: 5.0%
20,440		American Express Co.	890,571
61,483		Blackstone Group LP	1,094,397
26,749		Lazard Ltd.	1,176,956
27,640		XL Group PLC	645,394
			3,807,318
		Health Care: 11.1%
21,120		Aetna, Inc.	789,043
12,480		Cooper Cos., Inc.	771,514
22,350		Covidien PLC	1,149,908
25,010	@	Gilead Sciences, Inc.	974,890
37,836	@	Healthsouth Corp.	916,010
17,170	@	Medco Health Solutions, Inc.	1,058,359
25,050	@	St. Jude Medical, Inc.	1,199,394
10,650	@	Waters Corp.	884,483
13,420	@	Watson Pharmaceuticals, Inc.	751,386
			8,494,987
		Industrials: 12.6%
16,080		Acuity Brands, Inc.	908,842
33,268		Danaher Corp.	1,683,361
16,106		Donaldson Co., Inc.	906,768
15,790		Emerson Electric Co.	942,031
36,910		General Electric Co.	772,157
12,660		Regal-Beloit Corp.	923,547
15,614		Roper Industries, Inc.	1,313,606
12,280	@	TransDigm Group, Inc.	987,066
16,631		Tyco International Ltd.	754,050
6,700	@	WABCO Holdings, Inc.	391,481
			9,582,909
		Information Technology: 31.2%
12,434	@	Apple, Inc.	4,391,813
3,395	@	Autodesk, Inc.	142,338
19,110		Broadcom Corp.	787,714
21,040	@	Check Point Software Technologies	1,048,634
12,630	@	Citrix Systems, Inc.	886,121
21,690	@	Gartner, Inc.	818,147
3,530	@	Google, Inc. - Class A	2,165,302
35,500		Intel Corp.	762,185
14,120		KLA-Tencor Corp.	689,338
15,920	@	Lam Research Corp.	874,008
42,630	@	Marvell Technology Group Ltd.	779,276
19,100	@	Micros Systems, Inc.	909,924
87,036		Microsoft Corp.	2,313,414
16,883		National Instruments Corp.	525,552
19,670	@	NetApp, Inc.	1,016,152
61,483		Oracle Corp.	2,022,791
42,840	@	QLogic Corp.	773,690
35,350		Qualcomm, Inc.	2,106,153
22,130	@	VeriSign, Inc.	780,968
			23,793,520

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Materials: 4.7%
13,100		Albemarle Corp.		$754,036
21,700		EI Du Pont de Nemours & Co.		1,190,679
13,340		Freeport-McMoRan Copper & Gold, Inc.		706,353
14,520		Sigma-Aldrich Corp.		927,683
				3,578,751
		Telecommunication Services: 1.0%
18,650	@	SBA Communications Corp.		784,979
				784,979
		Total Common Stock (Cost $56,992,203)		75,372,236
SHORT-TERM INVESTMENTS: 4.0%
		Mutual Funds: 1.7%
1,242,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		1,242,000
		Total Mutual Funds
		(Cost $1,242,000)		1,242,000
		Securities Lending Collateral(cc): 2.3%
1,618,806		BNY Mellon Overnight Government Fund (1)		1,618,806
193,818	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		155,055
		Total Securities Lending Collateral
		(Cost $1,812,624)		1,773,861
		Total Short-Term Investments
		(Cost $3,054,624)		3,015,861
		Total Investments in Securities
		(Cost $60,046,827)*	102.7%	$78,388,097
		Other Assets and Liabilities - Net	(2.7)	(2,027,708)
		Net Assets	100.0%	$76,360,389

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2011.
	*	Cost for federal income tax purposes is $61,056,825.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,573,861
		Gross Unrealized Depreciation		(1,242,589)
		Net Unrealized Appreciation		$17,331,272

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$75,372,236	$—	$—	$75,372,236
Short-Term Investments	2,860,806	—	155,055	3,015,861
Total Investments, at value	$78,233,042	$—	$155,055	$78,388,097

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$155,055	$—	$—	$—	$—	$—	$—	$—	$155,055
Total Investments, at value	$155,055	$—	$—	$—	$—	$—	$—	$—	$155,055

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Consumer Discretionary: 17.3%
164,570	@, L	Bed Bath & Beyond, Inc.	$7,924,046
125,190	L	Coach, Inc.	6,875,435
186,840		Harley-Davidson, Inc.	7,626,809
79,069	@	Liberty Media Corp. - Starz	5,550,644
249,380	@	LKQ Corp.	5,925,269
155,330	L	Marriott International, Inc.	6,090,489
290,990	@, L	OfficeMax, Inc.	3,998,203
39,450	@	Panera Bread Co.	4,605,788
15,880	@, L	Priceline.com, Inc.	7,207,614
289,570		Regal Entertainment Group	4,326,176
100,830	L	Ross Stores, Inc.	7,263,793
123,515	@, L	WMS Industries, Inc.	4,914,662
183,638		Wyndham Worldwide Corp.	5,744,197
			78,053,125
		Consumer Staples: 5.2%
282,480		Coca-Cola Enterprises, Inc.	7,429,224
65,000		Herbalife Ltd.	5,096,650
151,190		Hershey Co.	7,910,261
53,934		Whole Foods Market, Inc.	3,158,375
			23,594,510
		Energy: 5.9%
92,760	@, L	Alpha Natural Resources, Inc.	5,029,447
198,701		Arch Coal, Inc.	6,662,445
183,050	@	McMoRan Exploration Co.	3,203,375
116,410		Range Resources Corp.	6,321,063
81,520	@, L	Whiting Petroleum Corp.	5,326,517
			26,542,847
		Financials: 5.5%
294,430		Fifth Third Bancorp.	4,298,678
185,338	@	Invesco Ltd.	4,974,472
48,160		Jones Lang LaSalle, Inc.	4,739,907
114,016		Lazard Ltd.	5,016,704
264,330		TD Ameritrade Holding Corp.	5,762,394
			24,792,155
		Health Care: 14.0%
119,250		Aetna, Inc.	4,455,180
181,030	@	Agilent Technologies, Inc.	7,617,742
187,200		AmerisourceBergen Corp.	7,096,752
73,530		Cooper Cos., Inc.	4,545,625
254,430	@	Healthsouth Corp.	6,159,750
97,410	@, L	Laboratory Corp. of America Holdings	8,779,563
144,660	@	St. Jude Medical, Inc.	6,926,321
143,890	L	Valeant Pharmaceuticals International, Inc.	5,767,111
72,300	@	Waters Corp.	6,004,515
107,172	@	Watson Pharmaceuticals, Inc.	6,000,560
			63,353,119
		Industrials: 16.7%
85,610	L	Acuity Brands, Inc.	4,838,677
93,400	L	Brady Corp.	3,338,116
112,440		Donaldson Co., Inc.	6,330,372
80,270		Dover Corp.	5,157,348
69,123		Gardner Denver, Inc.	5,055,656
32,910		Joy Global, Inc.	3,204,776
66,270		Regal-Beloit Corp.	4,834,397
81,944		Roper Industries, Inc.	6,893,949
65,880	@, L	Stericycle, Inc.	5,693,350
81,480	@	TransDigm Group, Inc.	6,549,362
158,950		Trinity Industries, Inc.	4,951,293
159,060	@	Verisk Analytics, Inc.	5,145,591
74,970	@	WABCO Holdings, Inc.	4,380,497
175,170	L	Waste Connections, Inc.	5,078,178
130,784		Woodward Governor Co.	4,301,486
			75,753,048
		Information Technology: 24.4%
105,750		Amphenol Corp.	6,078,510
177,240		Analog Devices, Inc.	7,068,331
93,820	@, L	Ansys, Inc.	5,283,942
115,442	@	Autodesk, Inc.	4,854,336
153,220	@, L	BMC Software, Inc.	7,584,390
91,990		Broadcom Corp.	3,791,828
115,510	@, L	Check Point Software Technologies	5,757,018
113,320	@	Citrix Systems, Inc.	7,950,531
163,870	@, L	Gartner, Inc.	6,181,176
60,230	@	Intuit, Inc.	3,166,893
121,590		KLA-Tencor Corp.	5,936,024
107,640	@	Lam Research Corp.	5,909,436
313,380	@	Marvell Technology Group Ltd.	5,728,586
115,510	@	Micros Systems, Inc.	5,502,896
91,463		National Instruments Corp.	2,847,228

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
161,040	@, L	NetApp, Inc.		$8,319,326
240,640	@, L	QLogic Corp.		4,345,958
171,050	@, L	VeriSign, Inc.		6,036,355
356,210		Western Union Co.		7,833,058
				110,175,822
		Materials: 4.2%
113,100		Albemarle Corp.		6,510,036
28,360		Cliffs Natural Resources, Inc.		2,752,905
55,380		Ecolab, Inc.		2,693,683
112,020		Sigma-Aldrich Corp.		7,156,958
				19,113,582
		Telecommunication Services: 1.4%
148,070	@	SBA Communications Corp.		6,232,266
				6,232,266
		Total Common Stock
		(Cost $328,518,860)		427,610,474
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Financials: 1.2%
93,860	L	Digital Realty Trust, Inc.		5,520,845
		Total Real Estate Investment Trusts
		(Cost $5,476,212)		5,520,845
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds: 1.4%
110,220	L	iShares Russell Midcap Growth Index Fund		6,615,404
		Total Exchange-Traded Funds
		(Cost $5,496,600)		6,615,404
		Total Long-Term Investments
		(Cost $339,491,672)		439,746,723
SHORT-TERM INVESTMENTS: 14.2%
		Mutual Funds: 1.7%
7,790,000		Blackrock Liquidity Funds TempFund Portfolio - Class I		7,790,000
		Total Mutual Funds
		(Cost $7,790,000)		7,790,000
		Securities Lending Collateral(cc): 12.5%
55,704,059		BNY Mellon Overnight Government Fund (1)		55,704,059
719,261	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		575,409
		Total Securities Lending Collateral
		(Cost $56,423,320)		56,279,468
		Total Short-Term Investments
		(Cost $64,213,320)		64,069,468
		Total Investments in Securities
		(Cost $403,704,992)*	111.4%	$503,816,191
		Other Assets and Liabilities - Net	(11.4)	(51,680,725)
		Net Assets	100.0%	$452,135,466

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2011.
	*	Cost for federal income tax purposes is $404,297,582.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$100,959,019
		Gross Unrealized Depreciation		(1,440,410)
		Net Unrealized Appreciation		$99,518,609

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$427,610,474	$—	$—	$427,610,474
Real Estate Investment Trusts	5,520,845	—	—	5,520,845
Exchange-Traded Funds	6,615,404	—	—	6,615,404
Short-Term Investments	63,494,059	—	575,409	64,069,468
Total Investments, at value	$503,240,782	$—	$575,409	$503,816,191

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$575,409	$—	$—	$—	$—	$—	$—	$—	$575,409
Total Investments, at value	$575,409	$—	$—	$—	$—	$—	$—	$—	$575,409

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2011 (Unaudited)

Shares				Value
COMMON STOCK: 2.6%
		Consumer Discretionary: 1.6%
190,600		Starwood Hotels & Resorts Worldwide, Inc.		$11,645,660
				11,645,660
		Financials: 1.0%
391,200		Brookfield Properties Co.		6,857,736
				6,857,736
		Total Common Stock
		(Cost $14,581,562)		18,503,396
REAL ESTATE INVESTMENT TRUSTS: 96.5%
		Financials: 96.5%
210,292		Acadia Realty Trust		4,163,782
166,970		Alexandria Real Estate Equities, Inc.		13,390,994
444,425		AMB Property Corp.		16,168,182
305,500		American Campus Communities, Inc.		10,209,810
565,200		Apartment Investment & Management Co.		14,497,380
224,400		Associated Estates Realty Corp.		3,646,500
239,969		AvalonBay Communities, Inc.		29,043,448
368,900		Boston Properties, Inc.		35,384,888
333,500		BRE Properties, Inc.		15,844,585
353,200		Colonial Properties Trust		6,961,572
712,200		Developers Diversified Realty Corp.		10,184,460
162,400		Digital Realty Trust, Inc.		9,552,368
146,800		Equity Lifestyle Properties, Inc.		8,520,272
797,400		Equity Residential		43,944,712
245,800		Federal Realty Investment Trust		20,691,444
1,283,242		General Growth Properties, Inc.		20,429,213
772,200		HCP, Inc.		29,343,600
295,300		Highwoods Properties, Inc.		10,019,529
2,014,955		Host Hotels & Resorts, Inc.		37,075,172
253,100		Hudson Pacific Properties, Inc.		3,809,155
260,500		Kilroy Realty Corp.		10,094,375
955,223		Kimco Realty Corp.		18,512,222
249,500		LaSalle Hotel Properties		7,038,395
450,400		Liberty Property Trust		15,210,008
502,325		Macerich Co.		25,437,738
543,900		Nationwide Health Properties, Inc.		23,246,286
164,781		Pebblebrook Hotel Trust		3,615,295
1,626,900		Prologis		26,453,394
233,402		Public Storage, Inc.		26,199,375
330,300		Regency Centers Corp.		14,946,075
642,559		Simon Property Group, Inc.		70,707,192
236,400		SL Green Realty Corp.		17,902,572
267,600		Tanger Factory Outlet Centers, Inc.		7,131,540
144,700		Taubman Centers, Inc.		8,027,956
741,404		UDR, Inc.		18,030,945
519,978		U-Store-It Trust		5,329,775
380,725		Ventas, Inc.		21,099,780
450,764		Vornado Realty Trust		42,069,804
		Total Real Estate Investment Trusts
		(Cost $409,471,272)		703,933,793
		Total Long-Term Investments
		(Cost $424,052,834)		722,437,189
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
6,728,122		Blackrock Liquidity Funds TempFund Portfolio - Class I		6,728,122
		Total Short-Term Investments
		(Cost $6,728,122)		6,728,122
		Total Investments in Securities
		(Cost $430,780,956)*	100.0%	$729,165,311
		Other Assets and Liabilities - Net	0.0	213,362
		Net Assets	100.0%	$729,378,673
	*	Cost for federal income tax purposes is $546,724,967.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$298,913,901
		Gross Unrealized Depreciation		(116,473,557)
		Net Unrealized Appreciation		$182,440,344

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$18,503,396	$—	$—	$18,503,396
Real Estate Investment Trusts	703,933,793	—	—	703,933,793
Short-Term Investments	6,728,122	—	—	6,728,122
Total Investments, at value	$729,165,311	$—	$—	$729,165,311

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Consumer Discretionary: 16.7%
29,989		Arbitron, Inc.	$1,193,862
23,700	@	Bally Technologies, Inc.	915,531
48,800	@	California Pizza Kitchen, Inc.	821,792
10,300	@	Childrens Place Retail Stores, Inc.	470,710
26,996		Cinemark Holdings, Inc.	542,080
66,000	@	Collective Brands, Inc.	1,504,800
57,111		Cooper Tire & Rubber Co.	1,339,824
18,500		Gildan Activewear, Inc.	591,630
27,677	@	Hibbett Sporting Goods, Inc.	869,335
21,500	@	Imax Corp.	569,965
43,000	@	Jack in the Box, Inc.	946,000
39,326	@	Life Time Fitness, Inc.	1,508,152
38,076	@	LKQ Corp.	904,686
19,256	@, L	Lumber Liquidators	448,280
35,100		Monro Muffler, Inc.	1,147,068
98,714	@	OfficeMax, Inc.	1,356,330
30,400		PF Chang’s China Bistro, Inc.	1,411,776
14,200		Polaris Industries, Inc.	1,071,390
28,303		Pool Corp.	706,443
78,500	@	Sally Beauty Holdings, Inc.	1,018,145
151,300	@	Smith & Wesson Holding Corp.	603,687
21,404	@	Steiner Leisure Ltd.	1,009,413
126,100	@, L	Talbots, Inc.	788,125
52,931	@	Wet Seal, Inc.	210,136
34,200		Wyndham Worldwide Corp.	1,069,776
			23,018,936
		Consumer Staples: 2.6%
30,100		Casey’s General Stores, Inc.	1,236,207
27,600		Diamond Foods, Inc.	1,406,220
34,300		Flowers Foods, Inc.	912,380
			3,554,807
		Energy: 4.7%
29,000	@	Bill Barrett Corp.	1,127,520
34,100	@	Carrizo Oil & Gas, Inc.	1,269,202
18,823	@	Dril-Quip, Inc.	1,443,724
10,400		Holly Corp.	594,256
89,959	@	McMoRan Exploration Co.	1,574,283
5,100	@	Oceaneering International, Inc.	426,513
			6,435,498
		Financials: 5.2%
51,437	@	Ezcorp, Inc.	1,475,213
9,125		Greenhill & Co., Inc.	655,449
43,579		Janus Capital Group, Inc.	585,266
9,167	@	Portfolio Recovery Associates, Inc.	764,069
18,100	@	Signature Bank	939,209
21,264	@	Stifel Financial Corp.	1,525,479
23,600	@	SVB Financial Group	1,278,648
			7,223,333
		Health Care: 17.2%
21,300	@	Acorda Therapeutics, Inc.	446,661
8,318	@	AMERIGROUP Corp.	477,037
13,900	@	Anthera Pharmaceuticals, Inc.	75,616
19,800	@, L	Auxilium Pharmaceuticals, Inc.	444,906
18,500	@	BioMarin Pharmaceuticals, Inc.	452,510
3,509	@	Bio-Rad Laboratories, Inc.	400,587
30,334	@	Centene Corp.	924,277
23,300		Chemed Corp.	1,524,752
14,433	@	Haemonetics Corp.	889,794
73,244	@	Healthsouth Corp.	1,773,237
57,300	@	Inspire Pharmaceuticals, Inc.	230,346
14,800	@	InterMune, Inc.	541,828
13,436	@	IPC The Hospitalist Co., Inc.	548,189
23,200	@	Luminex Corp.	436,624
69,700	@	MedAssets, Inc.	987,649
27,700	@	Medicines Co.	481,703
9,940	@	Mednax, Inc.	645,404
38,507		Meridian Bioscience, Inc.	830,596
39,399	@	Merit Medical Systems, Inc.	672,935
30,800	@, L	Momenta Pharmaceuticals, Inc.	427,504
55,422	@	Nektar Therapeutics	531,497
13,074	@	Neogen Corp.	488,837
14,104	@, L	OncoGenex Pharmaceutical, Inc.	221,433
28,700	@	Onyx Pharmaceuticals, Inc.	1,011,388
37,600	@	Optimer Pharmaceuticals, Inc.	448,944
28,000		Owens & Minor, Inc.	873,600
30,200	@	PSS World Medical, Inc.	785,804
16,200	@	Salix Pharmaceuticals Ltd.	540,108
44,500	@, L	Savient Pharmaceuticals, Inc.	428,980
40,200	@	Seattle Genetics, Inc.	596,970
8,362	@	Sirona Dental Systems, Inc.	421,947
10,229	@	SonoSite, Inc.	367,733
31,000		Steris Corp.	1,049,350
26,500	@	Thoratec Corp.	738,820
29,090		Universal Health Services, Inc.	1,329,704
27,393	@	Vanda Pharmaceuticals, Inc.	201,612
120,022	@	Vical, Inc.	253,246
21,100	@, L	Vivus, Inc.	160,571
			23,662,699

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2011 (Unaudited) (continued)

Shares			Value
		Industrials: 17.5%
49,116		Actuant Corp.	$1,389,983
27,808		Acuity Brands, Inc.	1,571,708
13,479	@	Advisory Board Co.	689,586
24,500	@, L	Allegiant Travel Co.	1,011,115
9,496	@	Clean Harbors, Inc.	872,492
16,850	@	EnPro Industries, Inc.	668,608
31,000	@	Genesee & Wyoming, Inc.	1,614,790
48,300	@	Geo Group, Inc.	1,228,269
23,266		Gorman-Rupp Co.	868,520
55,000		Healthcare Services Group	977,350
62,900	@	Hexcel Corp.	1,166,795
60,600		Knight Transportation, Inc.	1,127,766
8,200	@	Moog, Inc.	372,362
13,448		Nordson Corp.	1,464,622
13,000		Regal-Beloit Corp.	948,350
38,638		Simpson Manufacturing Co., Inc.	1,117,797
48,605	@	SYKES Enterprises, Inc.	904,053
16,800	@	Teledyne Technologies, Inc.	879,816
12,600		Toro Co.	786,240
41,100	@	TrueBlue, Inc.	663,765
30,366		Waste Connections, Inc.	880,310
23,600		Watsco, Inc.	1,524,088
42,100		Woodward Governor Co.	1,384,669
			24,113,054
		Information Technology: 25.6%
8,700	@	Acme Packet, Inc.	654,588
31,000		Adtran, Inc.	1,409,880
35,585	@	Advanced Energy Industries, Inc.	573,630
21,594	@	Ansys, Inc.	1,216,174
44,500	@	Ariba, Inc.	1,377,275
15,600	@	Aruba Networks, Inc.	475,020
61,600	@	Aspen Technology, Inc.	938,168
53,586		Blackbaud, Inc.	1,425,923
34,900	@, L	Blackboard, Inc.	1,221,849
38,419	@	Blue Coat Systems, Inc.	1,081,111
38,000		Cognex Corp.	1,060,580
27,664	@	Concur Technologies, Inc.	1,439,358
36,008	@	DealerTrack Holdings, Inc.	726,641
33,400		EPIQ Systems, Inc.	461,254
4,293		Flir Systems, Inc.	138,664
53,538	@	Formfactor, Inc.	526,279
18,100	@	Informatica Corp.	850,881
141,100	@	Integrated Device Technology, Inc.	1,093,525
21,500	@, L	LogMeIn, Inc.	771,635
19,823	@, L	Meru Networks, Inc.	423,419
24,100	@	Micros Systems, Inc.	1,148,124
34,200		MKS Instruments, Inc.	1,026,684
40,900	@	Monolithic Power Systems, Inc.	631,905
15,200	@	Multi-Fineline Electronix, Inc.	435,024
28,571		National Instruments Corp.	889,400
74,400	@	Parametric Technology Corp.	1,763,281
39,159	@	Plexus Corp.	1,230,767
20,100	@	Polycom, Inc.	960,780
32,200	@	Quest Software, Inc.	862,638
10,300	@	Riverbed Technolgoy, Inc.	425,287
15,895	@	Scansource, Inc.	580,644
38,300	@	Semtech Corp.	906,944
27,400	@	SolarWinds, Inc.	615,130
24,451	@	Sourcefire, Inc.	662,622
20,000	@	SRA International, Inc.	544,600
28,300	@, L	Synaptics, Inc.	834,850
44,500	@	Taleo Corp.	1,436,905
66,300	@	Tekelec	508,521
56,901	@	Verigy Ltd.	738,006
54,600	@	Websense, Inc.	1,169,532
			35,237,498
		Materials: 3.3%
51,000		Commercial Metals Co.	850,170
13,400		HB Fuller Co.	288,770
14,800		Minerals Technologies, Inc.	960,224
43,500		Silgan Holdings, Inc.	1,586,880
45,200		Worthington Industries	875,072
			4,561,116
		Telecommunication Services: 1.0%
56,496		Alaska Communications Systems Group, Inc.	575,694
17,700	@	SBA Communications Corp.	744,993
			1,320,687
		Utilities: 0.7%
26,682		Unisource Energy Corp.	972,826
			972,826
		Total Common Stock
		(Cost $106,191,358)	130,100,454
REAL ESTATE INVESTMENT TRUSTS: 2.3%
		Financials: 2.3%
17,400	L	Digital Realty Trust, Inc.	1,023,468
150,034		Hersha Hospitality Trust	985,723
42,200		Tanger Factory Outlet Centers, Inc.	1,124,630
		Total Real Estate Investment Trusts
		(Cost $2,492,555)	3,133,821

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2011 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds: 1.4%
21,703	L	iShares Russell 2000 Growth Index Fund		$1,995,591
		Total Exchange-Traded Funds
		(Cost $1,677,533)		1,995,591
		Total Long-Term Investments
		(Cost $110,361,446)		135,229,866

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.9%
		Repurchase Agreement: 1.5%
$2,104,000		Deutsche Bank Repurchase Agreement dated 02/28/11, 0.190%, due 03/01/11, $2,104,011 to be received upon repurchase (Collateralized by $2,016,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $2,146,158, due 08/01/12)		$2,104,000
		Total Repurchase Agreement
		(Cost $2,104,000)		2,104,000

Shares				Value
		Securities Lending Collateral(cc): 5.4%
7,095,571		BNY Mellon Overnight Government Fund (1)		$7,095,571
362,920	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		290,336
		Total Securities Lending Collateral
		(Cost $7,458,491)		7,385,907
		Total Short-Term Investments
		(Cost $9,562,491)		9,489,907
		Total Investments in Securities
		(Cost $119,923,937)*	105.1%	$144,719,773
		Other Assets and Liabilities - Net	(5.1)	(7,026,382)
		Net Assets	100.0%	$137,693,391

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2011.
	*	Cost for federal income tax purposes is $123,030,516.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,654,581
		Gross Unrealized Depreciation		(5,965,324)
		Net Unrealized Appreciation		$21,689,257

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$130,100,454	$—	$—	$130,100,454
Real Estate Investment Trusts	3,133,821	—	—	3,133,821
Exchange-Traded Funds	1,995,591	—	—	1,995,591
Short-Term Investments	7,095,571	2,104,000	290,336	9,489,907
Total Investments, at value	$142,325,437	$2,104,000	$290,336	$144,719,773

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$290,336	$—	$—	$—	$—	$—	$—	$—	$290,336
Total Investments, at value	$290,336	$—	$—	$—	$—	$—	$—	$—	$290,336

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 77.3%
		Consumer Discretionary: 0.9%
264,000		Best Buy Co., Inc.	$8,511,360
			8,511,360
		Consumer Staples: 8.2%
218,526		Cresud SACIF y A ADR	3,804,538
1,256,000		Kroger Co.	28,762,400
438,000	@	Smithfield Foods, Inc.	10,139,700
507,300		Tyson Foods, Inc.	9,450,999
550,000		Wal-Mart Stores, Inc.	28,589,000
			80,746,637
		Energy: 12.0%
575,000		Arch Coal, Inc.	19,279,750
681,000		Cameco Corp.	27,743,940
625,200		Chesapeake Energy Corp.	22,263,372
99,645		ConocoPhillips	7,759,356
305,000		Nexen, Inc.	8,329,550
97,995	L	Petrobras Energia SA ADR	2,254,865
359,000	L	Statoil ASA ADR	9,474,010
217,000		Suncor Energy, Inc.	10,203,340
443,180	@	Tesoro Corp.	10,538,820
			117,847,003
		Financials: 3.2%
237,659		CNA Financial Corp.	6,996,681
501,350		Marsh & McLennan Cos., Inc.	15,261,094
27,944		MS&AD Insurance Group Holdings ADR	365,508
1,360,000		Sumitomo Trust & Banking Co., Ltd. ADR	8,731,200
			31,354,483
		Health Care: 10.2%
633,000		Aetna, Inc.	23,648,880
1,318,000		Eli Lilly & Co.	45,550,080
213,000	@	Forest Laboratories, Inc.	6,901,200
960,000		Pfizer, Inc.	18,470,400
93,000	@	Zimmer Holdings, Inc.	5,797,620
			100,368,180
		Industrials: 4.2%
174,980	@	AGCO Corp.	9,585,404
460,000		East Japan Railway Co. ADR	5,368,200
225,400		Lockheed Martin Corp.	17,842,664
276,224		Skywest, Inc.	4,557,696
46,000		Union Pacific Corp.	4,388,860
			41,742,824
		Information Technology: 4.5%
228,000	@	eBay, Inc.	7,639,140
469,000	@	Ingram Micro, Inc.	9,347,170
513,000		Microsoft Corp.	13,635,540
197,000	@	Tech Data Corp.	9,767,260
146,000	@	Western Digital Corp.	4,464,680
			44,853,790
		Materials: 19.0%
790,000		Barrick Gold Corp.	41,727,800
239,300	@	Geovic Mining Corp.	151,238
707,000		Gold Fields Ltd. ADR	12,662,370
2,205,000		Kinross Gold Corp.	34,971,298
619,000	L	Newcrest Mining Ltd. ADR	24,103,860
667,000		Newmont Mining Corp.	36,865,090
635,000	@, L	Novagold Resources, Inc.	8,693,150
813,330	L	Polyus Gold Co. ZAO ADR	27,775,220
			186,950,026
		Telecommunication Services: 5.5%
197,000		KT Corp. ADR	3,898,630
807,000		Nippon Telegraph & Telephone Corp. ADR	19,755,360
364,000		TELUS Corp.	17,311,840
129,000	L	Tim Participacoes SA ADR	4,994,880
605,000		Turkcell Iletisim Hizmet AS ADR	8,512,350
			54,473,060
		Utilities: 9.6%
815,000		Ameren Corp.	22,787,400
935,000	L	Centrais Eletricas Brasileiras SA ADR - Class B	16,904,800
1,646,000	L	EDF SA ADR	14,616,480
445,000		Exelon Corp.	18,583,200
1,881,000	@, L	Federal Hydrogenerating Co. JSC ADR	9,630,720
975,000		Korea Electric Power Corp. ADR	11,895,000
162,000	@, L, X	Mirant Corp.	—
			94,417,600
		Total Common Stock
		(Cost $613,270,169)	761,264,963
PREFERRED STOCK: 2.1%
		Health Care: 0.6%
135,900	P	Omnicare, Inc.	5,986,395
			5,986,395
		Information Technology: 1.5%
14,900	P	Lucent Technologies Capital Trust I	14,555,512
			14,555,512
		Total Preferred Stock
		(Cost $16,147,463)	20,541,907

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2011 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 2.8%
		Energy: 1.1%
$1,306,000		Goodrich Petroleum Corp., 5.000%, due 10/01/29		$1,319,060
8,784,000		Nabors Industries, Inc., 0.940%, due 05/15/11		8,827,920
1,037,000		USEC, Inc., 3.000%, due 10/01/14		903,486
				11,050,466
		Health Care: 0.5%
5,063,000		Omnicare, Inc., 3.250%, due 12/15/35		4,695,933
				4,695,933
		Information Technology: 1.1%
11,435,000		Alcatel-Lucent USA, Inc., 2.875%, due 06/15/25		11,177,713
				11,177,713
		Materials: 0.1%
1,817,000		Gold Reserve, Inc., 5.500%, due 06/15/22		1,285,528
				1,285,528
		Total Corporate Bonds/Notes
		(Cost $26,979,061)		28,209,640
		Total Long-Term Investments
		(Cost $656,396,693)		810,016,510

Shares				Value
SHORT-TERM INVESTMENTS: 20.9%
		Mutual Funds: 17.5%
172,756,951		Blackrock Liquidity Funds TempFund Portfolio - Class I		$172,756,951
		Total Mutual Funds
		(Cost $172,756,951)		172,756,951
		Securities Lending Collateral(cc): 3.4%
32,838,273		BNY Mellon Overnight Government Fund (1)		32,838,273
562,670	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		450,136
		Total Securities Lending Collateral
		(Cost $33,400,943)		33,288,409
		Total Short-Term Investments
		(Cost $206,157,894)		206,045,360
		Total Investments in Securities
		(Cost $862,554,587)*	103.1%	$1,016,061,870
		Other Assets and Liabilities - Net	(3.1)	(30,821,006)
		Net Assets	100.0%	$985,240,864

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $866,402,105.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$157,381,217
		Gross Unrealized Depreciation		(7,721,452)
		Net Unrealized Appreciation		$149,659,765

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2011
Asset Table
Investments, at value
Common Stock*	$761,264,963	$—	$—	$761,264,963
Preferred Stock	—	20,541,907	—	20,541,907
Corporate Bonds/Notes	—	28,209,640	—	28,209,640
Short-Term Investments	205,595,224	—	450,136	206,045,360
Total Investments, at value	$966,860,187	$48,751,547	$450,136	$1,016,061,870

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	2/28/2011
Asset Table
Investments, at value
Short-Term Investments	$450,136	$—	$—	$—	$—	$—	$—	$—	$450,136
Total Investments, at value	$450,136	$—	$—	$—	$—	$—	$—	$—	$450,136

As of February 28, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending February 28, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 20, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 20, 2011